Trade Receivables (Details Narrative) (GGLG PROPERTIES PTY. LTD) (10-K) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
GGLG PROPERTIES PTY. LTD. [Member]
Allowances for trade receivables